Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2023
Schedule Of Accounts Payable And Accrued Liabilities Abstract
Accounts payable	$ 5,789,574	$ 4,283,397				$ 416,798
Accrued compensation and benefits	2,313,363	2,176,070				1,240,038
Accrued interest	882,925	558,358				52,028
Accrued sales and use tax	1,210,044	999,547				761,873
Accrued financing lease	543,770	446,890				0
Other accrued liabilities	976,908	879,397				115,544
Total accounts payable and accrued liabilities	$ 11,716,584	$ 9,343,659	$ 9,276,331	$ 8,044,881	$ 2,640,803	$ 2,586,281	$ 2,411,800	$ 1,711,631